United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Six months ended 08/31/2012

Item 1. Reports to Stockholders

Edward Jones Money Market Fund
SEMI-ANNUAL SHAREHOLDER REPORT
August 31, 2012
Investment Shares (JNSXX)
Retirement Shares (JRSXX)
Portfolio of Investments Summary Tables
Portfolio of Investments
Financial Highlights
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Shareholder Expense Example
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At August 31, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Government Securities	36.6%
U.S. Treasury Securities	0.9%
Repurchase Agreements	61.4%
Other Assets and Liabilities—Net[2]	1.1%
TOTAL	100.0%
At August 31, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.4%
8-30 Days	15.6%
31-90 Days	14.6%
91-180 Days	6.1%
181 Days or more	9.2%
Other Assets and Liabilities—Net[2]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—36.6%
$502,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.204% - 0.390%, 9/4/2012 - 11/20/2012	$503,060,620
13,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.180%, 2/12/2013	12,989,340
439,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.176% - 0.378%, 9/4/2012 - 9/25/2012	438,869,985
1,502,655,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 10/3/2012 - 8/13/2013	1,504,732,334
93,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 0.163%, 9/18/2012 - 10/2/2012	92,992,554
614,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.186% - 0.214%, 9/2/2012 - 9/17/2012	613,882,470
327,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.194% - 0.195%, 9/3/2012 - 9/6/2012	326,907,113
334,408,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 4.625%, 10/25/2012 - 5/29/2013	336,482,308
168,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.100%, 10/1/2012 - 10/15/2012	167,984,047
451,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.205% - 0.380%, 9/3/2012 - 11/17/2012	450,878,130
629,919,000		Federal National Mortgage Association Notes, 0.375% - 4.375%, 9/15/2012 - 5/7/2013	632,717,639
		TOTAL GOVERNMENT AGENCIES	5,081,496,540
		U.S. Treasury—0.9%
30,000,000		United States Treasury Notes, 0.750%, 3/31/2013	30,091,367
88,000,000		United States Treasury Notes, 1.375%, 9/15/2012	88,040,841
		TOTAL U.S. TREASURY	118,132,208
		Repurchase Agreements—61.4%
406,000,000	[3]	Interest in $1,349,000,000 joint repurchase agreement 0.17%, dated 8/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,191,108 on 9/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $1,383,579,994.	406,000,000
115,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.18%, dated 8/17/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,059,985 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $394,775,527.	115,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$218,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.20%, dated 8/15/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,129,333 on 9/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $798,876,638.	$218,000,000
301,767,000		Interest in $4,105,000,000 joint repurchase agreement 0.20%, dated 8/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,105,091,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,221,332,947.	301,767,000
1,000,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.19%, dated 8/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,500,116,111 on 9/4/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $5,616,016,337.	1,000,000,000
285,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 6/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,562,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $1,023,971,666.	285,000,000
88,000,000	[3]	Interest in $311,000,000 joint repurchase agreement 0.22%, dated 6/26/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,171,050 on 9/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $317,540,603.	88,000,000
219,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.22%, dated 8/2/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,412,500 on 10/31/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $770,826,620.	219,000,000
139,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $510,633,494.	139,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$164,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.23%, dated 7/25/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,336,375 on 10/24/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $601,177,557.	$164,000,000
565,000,000		Interest in $2,675,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $2,675,053,500 on 9/4/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $2,728,501,758.	565,000,000
1,089,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.18%, dated 8/29/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,159,040,565 on 9/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $1,190,417,670.	1,089,000,000
114,000,000		Interest in $137,000,000 joint repurchase agreement 0.20%, dated 8/30/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $137,005,328 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/16/2038 and the market value of those underlying securities was $141,118,588.	114,000,000
967,852,000		Interest in $4,000,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,080,000 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $4,080,081,682.	967,852,000
275,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 6/8/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,400,000 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,020,398,970.	275,000,000
475,000,000	[3]	Interest in $1,616,000,000 joint repurchase agreement 0.22%, dated 08/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,616,908,551 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,660,941,791.	475,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$227,000,000		Interest in $772,000,000 joint repurchase agreement 0.17%, dated 8/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $772,025,519 on 9/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $795,182,530.	$227,000,000
227,000,000		Interest in $773,000,000 joint repurchase agreement 0.19%, dated 8/28/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,028,558 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $796,219,415.	227,000,000
227,000,000		Interest in $773,000,000 joint repurchase agreement 0.19%, dated 8/30/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,028,558 on 9/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $796,211,011.	227,000,000
346,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.19%, dated 8/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,042,819 on 9/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,193,795,202.	346,000,000
221,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.27%, dated 7/24/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,540,000 on 10/22/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $817,313,287.	221,000,000
147,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 8/14/2012 under which RBC Capital Markets LLC will repurchase securities provided as collateral for $500,079,167 on 9/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $511,270,837.	147,000,000
565,000,000		Interest in $1,675,000,000 joint repurchase agreement 0.18%, dated 8/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,675,033,500 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,708,534,253.	565,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$138,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 8/29/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,077,917 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $510,014,451.	$138,000,000
		TOTAL REPURCHASE AGREEMENTS	8,519,619,000
		TOTAL INVESTMENTS—98.9% (AT AMORTIZED COST)[4]	13,719,247,748
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	152,671,223
		TOTAL NET ASSETS—100%	$13,871,918,971
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2012	Year Ended February 28 or 29,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.041
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.041
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.041)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	1.34%	4.23%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.15%	0.23%	0.40%	0.82%	0.80%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	1.36%	4.13%
Expense waiver/reimbursement[4]	0.63%[3]	0.66%	0.58%	0.44%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,981,282	$11,081,114	$11,385,644	$12,359,933	$15,194,922	$18,466,300
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Retirement Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2012	Year Ended February 28 or 29,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.041
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013	0.041
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.041)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	1.34%	4.21%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.15%	0.23%	0.40%	0.83%	0.82%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	1.29%	4.13%
Expense waiver/reimbursement[4]	0.68%[3]	0.71%	0.61%	0.44%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,890,637	$2,798,615	$2,719,053	$2,962,899	$3,369,874	$2,746,639
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2012 (unaudited)
Assets:
Investment in repurchase agreements	$8,519,619,000
Investment in securities	5,199,628,748
Total investment in securities, at amortized cost and fair value		$13,719,247,748
Cash		79
Income receivable		8,724,469
Receivable for shares sold		189,643,302
TOTAL ASSETS		13,917,615,598
Liabilities:
Payable for shares redeemed	44,121,491
Income distribution payable	36,463
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	901,238
Payable for investment adviser fee (Note 4)	459,357
Payable for Directors'/Trustees' fees	7,183
Accrued expenses	170,895
TOTAL LIABILITIES		45,696,627
Net assets for 13,871,901,810 shares outstanding		$13,871,918,971
Net Assets Consist of:
Paid-in capital		$13,871,901,857
Accumulated net realized gain on investments		15,585
Undistributed net investment income		1,529
TOTAL NET ASSETS		$13,871,918,971
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$10,981,282,397 ÷ 10,981,268,762 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$2,890,636,574 ÷ 2,890,633,048 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2012 (unaudited)
Investment Income:
Interest			$13,327,532
Expenses:
Investment adviser fee (Note 4)		$28,366,548
Administrative fee (Note 4)		5,408,636
Custodian fees		201,921
Transfer and dividend disbursing agent fees and expenses (Note 4)		5,050,351
Directors'/Trustees' fees		41,968
Auditing fees		10,536
Legal fees		4,259
Portfolio accounting fees		87,805
Shareholder services fee (Note 4)		17,335,257
Share registration costs		312,796
Printing and postage		307,459
Insurance premiums		14,654
Miscellaneous		28,796
TOTAL EXPENSES		57,170,986
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(22,249,343)
Waiver of administrative fee	(131,784)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,066,064)
Waiver of shareholder services fee	(17,335,257)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(3,674,718)
TOTAL WAIVERS AND REIMBURSEMENT		(44,457,166)
Net expenses			12,713,820
Net investment income			613,712
Net realized gain on investments			15,585
Change in net assets resulting from operations			$629,297
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2012	Year Ended 2/29/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$613,712	$1,216,967
Net realized gain on investments	15,585	14,922
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	629,297	1,231,889
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(492,351)	(979,373)
Retirement Shares	(121,306)	(238,131)
Distributions from net realized gain on investments
Investment Shares	—	(46,280)
Retirement Shares	—	(11,878)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(613,657)	(1,275,662)
Share Transactions:
Proceeds from sale of shares	27,079,714,004	53,126,540,990
Net asset value of shares issued to shareholders in payment of distributions declared	593,580	1,248,838
Cost of shares redeemed	(27,088,133,536)	(53,352,714,321)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,825,952)	(224,924,493)
Change in net assets	(7,810,312)	(224,968,266)
Net Assets:
Beginning of period	13,879,729,283	14,104,697,549
End of period (including undistributed net investment income of $1,529 and $1,474, respectively)	$13,871,918,971	$13,879,729,283
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2012 (unaudited)
1. ORGANIZATION
Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Passport Research, Ltd. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Retirement Shares may bear shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2012		Year Ended 2/29/2012
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	17,727,150,436	$17,727,150,436	35,039,182,737	$35,039,182,737
Shares issued to shareholders in payment of distributions declared	478,582	478,582	1,008,220	1,008,220
Shares redeemed	(17,829,320,338)	(17,829,320,338)	(35,344,680,488)	(35,344,680,488)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(101,691,320)	$(101,691,320)	(304,489,531)	$(304,489,531)
	Six Months Ended 8/31/2012		Year Ended 2/29/2012
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	9,352,563,569	$9,352,563,569	18,087,358,253	$18,087,358,253
Shares issued to shareholders in payment of distributions declared	114,998	114,998	240,618	240,618
Shares redeemed	(9,258,813,199)	(9,258,813,199)	(18,008,033,833)	(18,008,033,833)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	93,865,368	$93,865,368	79,565,038	$79,565,038
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,825,952)	$(7,825,952)	(224,924,493)	$(224,924,493)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and Adviser provides for an annual fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2012, the Adviser voluntarily waived $22,249,343 of its fee.
Semi-Annual Shareholder Report

Adviser's Background
The Adviser is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is wholly owned by Federated Investors, Inc. Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended August 31, 2012, FIMCO received approximately 49% of the Adviser's revenues, while Edward Jones received approximately 51%. This allocation may vary depending upon total assets in the Fund or other factors.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of the Fund and most of the other Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $131,784 of its fee.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares to Edward Jones. Edward Jones may voluntarily choose to waive any portion of its Service Fees. This voluntary waiver can be modified or terminated at any time. In addition, Federated Shareholder Services Company may voluntarily reimburse Service Fees. This reimbursement can be modified or terminated at any time. For the six months ended August 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived
Investment Shares	$13,825,564	$(13,825,564)
Retirement Shares	3,509,693	(3,509,693)
TOTAL	$17,335,257	$(17,335,257)
Semi-Annual Shareholder Report

Transfer and Dividend Disbursing Agent Fees and Expenses
Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntarily waiver at any time at its sole discretion. For the six months ended August 31, 2012, transfer and dividend disbursing agent fees and expenses for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Waived	Transfer and Dividend Disbursing Agent Fees Reimbursed
Investment Shares	$3,492,363	$(457,021)	$(2,725,773)
Retirement Shares	1,557,988	(609,043)	(948,945)
TOTAL	$5,050,351	$(1,066,064)	$(3,674,718)
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the six months ended August 31, 2012, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the six months ended August 31, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1,2]
Actual:
Investment Shares	$1,000	$1,000.10	$0.91
Retirement Shares	$1,000	$1,000.10	$0.91
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.30	$0.92
Retirement Shares	$1,000	$1,024.30	$0.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Investment Shares	0.18%
Retirement Shares	0.18%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares and Retirement Shares current fee limits of 0.81% and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.08 and $4.13, and $4.23 and $4.28, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Edward Jones Money Market Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available, without charge and upon request, by calling 1-800-341-7400 and is also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Edward Jones
201 Progress Parkway
Maryland Heights, Missouri
1-800-331-2451
CUSIP 48019P102
CUSIP 48019P201
8092605 (10/12)

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012